PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.1% of Net Assets

Non-Convertible Bonds – 87.4%

	ABS Car Loan – 0.1%
$150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$145,102

	ABS Home Equity – 0.0%
126,099	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.524%, 9/19/2045(a)	92,059

	Aerospace & Defense – 4.1%
40,000	Boeing Co. (The), 3.250%, 2/01/2035	36,472
135,000	Boeing Co. (The), 3.375%, 6/15/2046	111,918
15,000	Boeing Co. (The), 3.500%, 3/01/2039	13,360
50,000	Boeing Co. (The), 3.550%, 3/01/2038	45,535
60,000	Boeing Co. (The), 3.625%, 3/01/2048	52,724
10,000	Boeing Co. (The), 3.650%, 3/01/2047	8,685
65,000	Boeing Co. (The), 3.750%, 2/01/2050	58,360
1,215,000	Boeing Co. (The), 5.150%, 5/01/2030	1,354,761
1,215,000	Boeing Co. (The), 5.805%, 5/01/2050	1,434,898
1,860,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	1,302,000
465,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	319,827
150,000	Bombardier, Inc., 8.750%, 12/01/2021, 144A	121,875
265,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	234,657
145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	128,325
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	702,039
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	214,042
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	67,900
405,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	366,019
650,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	524,875
1,030,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	1,015,837
30,000	TransDigm, Inc., 5.500%, 11/15/2027	26,181

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$1,160,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	$1,157,123
1,405,000	TransDigm, Inc., 6.375%, 6/15/2026	1,279,927
85,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	61,200

		10,638,540

	Airlines – 0.4%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	23,200
505,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	478,331
882,323	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	447,779
485,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A(b)	137,332

		1,086,642

	Automotive – 4.3%
180,000	American Axle & Manufacturing, Inc., 6.250%, 4/01/2025	176,850
565,000	Clarios Global LP/Clarios U.S. Finance Co.., 8.500%, 5/15/2027, 144A	567,797
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	228,375
45,000	Dana, Inc., 5.625%, 6/15/2028	44,671
300,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	322,125
2,700,000	Ford Motor Co., 8.500%, 4/21/2023	2,855,250
1,620,000	Ford Motor Co., 9.000%, 4/22/2025	1,753,164
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	194,542
200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	196,042
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	189,500
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	194,366
200,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	201,940
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	380,872
90,000	General Motors Co., 5.000%, 4/01/2035	89,899
100,000	General Motors Co., 5.150%, 4/01/2038	95,848
910,000	General Motors Co., 6.250%, 10/02/2043	967,032

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,370,000	General Motors Co., 6.600%, 4/01/2036	$1,480,985
220,000	General Motors Co., 6.750%, 4/01/2046	239,636
195,000	General Motors Co., 6.800%, 10/01/2027	227,226
295,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	305,178
20,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	20,884
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	60,547
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	57,450
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	317,818

		11,167,997

	Banking – 1.8%
1,890,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,022,373
620,000	CIT Group, Inc., 5.000%, 8/01/2023	632,338
1,035,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	961,505
740,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	758,250
355,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	357,886

		4,732,352

	Brokerage – 0.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	160,396

	Building Materials – 2.1%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	122,188
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	296,100
375,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	383,906
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	293,250
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	306,285
1,250,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	1,275,000
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	100,800
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	336,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	$424,338
1,825,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	1,802,187

		5,340,054

	Cable Satellite – 7.8%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	660,584
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	93,840
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	285,600
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	207,563
6,260,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	6,405,169
780,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	822,900
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	653,775
520,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	515,450
520,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	505,107
1,505,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,565,952
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	776,563
175,000	DISH DBS Corp., 7.375%, 7/01/2028, 144A	175,215
875,000	DISH DBS Corp., 7.750%, 7/01/2026	927,500
1,375,000	Sirius XM Radio, Inc., 4.125%, 7/01/2030, 144A	1,359,820
1,600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,664,272
555,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	555,117
250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	244,428
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	658,350
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	325,010
1,845,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,868,173

		20,270,388

	Chemicals – 1.3%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	183,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$595,000	Chemours Co. (The), 5.375%, 5/15/2027	$537,696
25,000	Chemours Co. (The), 7.000%, 5/15/2025	23,898
805,000	Hercules LLC, 6.500%, 6/30/2029	787,057
290,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	263,900
45,000	Methanex Corp., 5.250%, 12/15/2029	39,699
525,000	Methanex Corp., 5.650%, 12/01/2044	413,595
490,000	Olin Corp., 5.000%, 2/01/2030	433,650
85,000	Olin Corp., 5.125%, 9/15/2027	79,475
20,000	Olin Corp., 5.625%, 8/01/2029	18,400
460,000	PolyOne Corp., 5.750%, 5/15/2025, 144A	473,225

		3,253,595

	Construction Machinery – 0.2%
215,000	United Rentals North America, Inc., 4.000%, 7/15/2030	207,954
435,000	United Rentals North America, Inc., 4.625%, 10/15/2025	437,175

		645,129

	Consumer Cyclical Services – 4.1%
1,160,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,081,520
910,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	969,399
465,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	483,345
1,355,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	1,277,088
20,000	QVC, Inc., 4.450%, 2/15/2025	19,606
20,000	QVC, Inc., 4.850%, 4/01/2024	20,132
305,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	305,061
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	319,249
710,000	Staples, Inc., 7.500%, 4/15/2026, 144A	557,883
730,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	731,825

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$4,765,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	$4,848,387

		10,613,495

	Consumer Products – 0.3%
150,000	Newell Brands, Inc., 4.875%, 6/01/2025	157,093
200,000	Valvoline, Inc., 4.375%, 8/15/2025, 144A	201,000
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	206,850
140,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	144,200

		709,143

	Diversified Manufacturing – 0.5%
390,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	390,000
355,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	373,861
490,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	518,175

		1,282,036

	Electric – 1.9%
90,000	AES Corp. (The), 5.125%, 9/01/2027	93,375
652,000	AES Corp. (The), 5.500%, 4/15/2025	668,880
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,259,300
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,050,994
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	110,250
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	142,425
320,000	PG&E Corp., 5.000%, 7/01/2028	319,904
315,000	PG&E Corp., 5.250%, 7/01/2030	316,795
200,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	158,000
265,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	272,905
465,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	474,505

		4,867,333

	Finance Companies – 3.5%
415,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	435,129

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$1,000,000	Navient Corp., 5.000%, 3/15/2027	$840,000
245,000	Navient Corp., 5.500%, 1/25/2023	234,894
980,000	Navient Corp., 6.500%, 6/15/2022	962,850
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	229,075
2,315,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	2,388,802
1,155,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	1,180,745
1,110,000	Springleaf Finance Corp., 5.375%, 11/15/2029	1,037,850
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	153,891
1,110,000	Springleaf Finance Corp., 7.125%, 3/15/2026	1,148,839
2,604	Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.000%, 11/05/2024, 144A(c)(d)(e)	1,266
685,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	556,206

		9,169,547

	Financial Other – 2.0%
1,805,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,697,061
1,405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,355,825
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	220,550
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	135,094
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,121,000
300,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	307,860
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	285,355

		5,122,745

	Food & Beverage – 3.0%
60,000	Aramark Services, Inc., 4.750%, 6/01/2026	57,750
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	76,000
465,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	480,173
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	352,625
395,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/01/2025, 144A	407,838

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – continued
$225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	$227,813
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	68,981
1,205,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,182,274
735,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	748,462
650,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	661,905
385,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	405,638
35,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	37,957
245,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050, 144A	261,160
155,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	164,224
635,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	636,149
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	492,150
180,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	179,474
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	440,088
590,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	577,492
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	20,682
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	320,075

		7,798,910

	Gaming – 2.8%
980,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	842,800
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	142,500
225,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	195,750
230,000	Colt Merger Sub, Inc., 5.750%, 7/01/2025, 144A	231,311
510,000	Colt Merger Sub, Inc., 6.250%, 7/01/2025, 144A	506,812
280,000	Colt Merger Sub, Inc., 8.125%, 7/01/2027, 144A	270,550
200,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	195,340
351,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	354,291

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – continued
$400,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	$410,000
660,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	627,000
790,000	MGM Resorts International, 5.500%, 4/15/2027	760,375
370,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	296,000
190,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	152,000
230,000	VICI Properties LP/VICI Note Co., Inc., 3.500%, 2/15/2025, 144A	216,200
230,000	VICI Properties LP/VICI Note Co., Inc., 3.750%, 2/15/2027, 144A	216,200
315,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	300,431
1,090,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	997,350
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	281,300
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	375,375

		7,371,585

	Government Owned - No Guarantee – 0.5%
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A	495,090
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	231,904
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	448,000

		1,174,994

	Healthcare – 4.1%
80,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	75,300
2,050,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	1,927,000
845,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	798,694
610,000	Encompass Health Corp., 4.500%, 2/01/2028	585,063
930,000	Encompass Health Corp., 4.750%, 2/01/2030	888,150
430,000	HCA, Inc., 7.050%, 12/01/2027	481,600
35,000	HCA, Inc., 7.500%, 12/15/2023	39,025
790,000	HCA, Inc., 7.500%, 11/06/2033	959,850
40,000	HCA, Inc., 7.690%, 6/15/2025	45,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$40,000	HCA, Inc., 8.360%, 4/15/2024	$46,000
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	235,750
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	23,500
105,000	Hill-Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	107,494
665,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	618,450
465,000	Polaris Intermediate Corp., 9.250% PIK or 8.500% Cash, 12/01/2022, 144A(f)	409,200
575,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	506,000
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	116,259
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	165,614
1,325,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,278,903
1,490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,478,825

		10,786,277

	Home Construction – 1.3%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	213,080
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(b)(c)(d)(e)	—
275,000	KB Home, 4.800%, 11/15/2029	270,188
460,000	Lennar Corp., 4.500%, 4/30/2024	478,303
690,000	Lennar Corp., 5.000%, 6/15/2027	745,200
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	289,242
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	828,720
205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	211,150
205,000	TRI Pointe Group, Inc., 5.700%, 6/15/2028	208,075
200,000	Yuzhou Properties Co. Ltd., 8.300%, 5/27/2025	197,644

		3,441,602

	Independent Energy – 5.8%
1,095,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	1,112,904
590,000	Apache Corp., 4.250%, 1/15/2030	510,031

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$690,000	Apache Corp., 4.250%, 1/15/2044	$524,625
295,000	Apache Corp., 4.750%, 4/15/2043	237,501
130,000	Apache Corp., 5.100%, 9/01/2040	106,802
1,165,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(c)(g)	23,300
68,000	California Resources Corp., 5.500%, 9/15/2021(c)(g)(h)	680
33,000	California Resources Corp., 6.000%, 11/15/2024(b)(c)(g)	330
985,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(c)(g)	38,779
225,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	191,268
300,000	Comstock Resources, Inc., 9.750%, 8/15/2026	279,750
365,000	Continental Resources, Inc., 3.800%, 6/01/2024	341,282
605,000	Continental Resources, Inc., 4.375%, 1/15/2028	532,533
285,000	Continental Resources, Inc., 4.500%, 4/15/2023	272,802
410,000	Continental Resources, Inc., 4.900%, 6/01/2044	326,462
35,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	33,900
75,000	EQT Corp., 6.125%, 2/01/2025	74,739
445,000	EQT Corp., 7.000%, 2/01/2030	458,363
245,000	Hess Corp., 5.600%, 2/15/2041	257,363
300,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	249,375
640,000	Montage Resources Corp., 8.875%, 7/15/2023	505,600
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	232,770
399,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022(c)(g)	65,835
265,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	246,702
305,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	277,931
2,130,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	1,820,042
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	69,768
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	65,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$55,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	$44,688
825,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	697,125
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,152,270
10,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	6,772
415,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	286,350
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	182,542
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	259,675
240,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	239,700
445,000	Parsley Energy LLC/Parsley Finance Corp., 5.250%, 8/15/2025, 144A	427,356
185,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/2025, 144A	179,968
450,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027, 144A	443,250
105,000	Range Resources Corp., 5.000%, 3/15/2023	90,300
200,000	Range Resources Corp., 9.250%, 2/01/2026, 144A	179,812
600,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	528,000
261,000	SM Energy Co., 10.000%, 1/15/2025, 144A	247,958
465,000	Southwestern Energy Co., 6.200%, 1/23/2025	398,156
60,000	Southwestern Energy Co., 7.500%, 4/01/2026	52,518
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	39,150
420,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	254,100
60,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	58,855
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)(c)(g)	127,050
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(b)(c)(g)	16,489
565,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(b)(c)(g)	100,288
90,000	WPX Energy, Inc., 5.250%, 10/15/2027	84,077
265,000	WPX Energy, Inc., 5.875%, 6/15/2028	254,652

		15,207,538

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – 0.5%
$145,000	Hillenbrand, Inc., 5.750%, 6/15/2025	$150,075
740,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	748,406
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	150,000
200,000	Kaisa Group Holdings Ltd., 11.950%, 10/22/2022	207,750

		1,256,231

	Integrated Energy – 0.3%
185,000	Cenovus Energy, Inc., 3.000%, 8/15/2022	179,902
70,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	63,398
45,000	Cenovus Energy, Inc., 5.250%, 6/15/2037	38,915
450,000	Cenovus Energy, Inc., 5.400%, 6/15/2047	386,314

		668,529

	Leisure – 0.4%
580,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	498,922
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	532,350

		1,031,272

	Lodging – 2.0%
140,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	148,352
260,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	285,875
335,000	Marriott International, Inc., 4.625%, 6/15/2030	347,601
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	653,674
545,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	557,263
1,460,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	1,470,950
975,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	910,211
300,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	276,000
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	658,350

		5,308,276

	Media Entertainment – 4.2%
745,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	691,062

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$1,445,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	$1,045,819
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	309,038
165,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	163,350
3,360,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,079,003
800,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	754,240
150,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	143,580
575,000	Meredith Corp., 6.875%, 2/01/2026	478,118
710,000	Netflix, Inc., 4.875%, 4/15/2028	759,182
1,085,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,163,662
415,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	454,508
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	114,144
880,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	876,885
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	45,000
570,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	573,734
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	191,750
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	219,650

		11,062,725

	Metals & Mining – 4.5%
825,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	763,018
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	69,375
565,000	ArcelorMittal S.A., 7.000%, 3/01/2041	660,796
155,000	ArcelorMittal S.A., 7.250%, 10/15/2039	185,225
75,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	72,375
550,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	576,922
545,000	Commercial Metals Co., 4.875%, 5/15/2023	549,087
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	434,125

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$2,560,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	$2,425,600
615,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	587,325
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	574,500
365,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	375,950
565,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	548,050
1,580,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	1,532,600
190,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	190,891
860,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	913,750
945,000	Novelis Corp., 4.750%, 1/30/2030, 144A	902,475
390,000	United States Steel Corp., 6.250%, 3/15/2026	246,675
95,000	United States Steel Corp., 6.875%, 8/15/2025	64,600

		11,673,339

	Midstream – 4.7%
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	148,000
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	112,814
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	91,141
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	158,800
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	543,375
95,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	88,492
195,000	Enable Midstream Partners LP, 4.950%, 5/15/2028	180,627
1,715,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	1,316,262
785,000	EnLink Midstream Partners LP, 4.850%, 7/15/2026	581,135
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	56,052
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	303,702
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	152,500
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	460,879

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	$481,383
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	95,250
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	556,250
2,095,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,072,982
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	60,400
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	593,417
560,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	621,714
395,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	350,563
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	47,750
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	653,250
1,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	1,207,025
735,000	Western Midstream Operating LP, 4.050%, 2/01/2030	707,504
345,000	Western Midstream Operating LP, 5.250%, 2/01/2050	298,529
50,000	Western Midstream Operating LP, 5.300%, 3/01/2048	40,563
345,000	Western Midstream Operating LP, 5.450%, 4/01/2044	287,316

		12,267,675

	Non-Agency Commercial Mortgage-Backed Securities – 0.5%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.685%, 11/15/2031, 144A(a)(c)(g)	70,137
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.685%, 11/15/2031, 144A(a)(c)(g)	112,976
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	597,942
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.685%, 11/15/2027, 144A(a)(c)(g)	201,534
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.585%, 11/15/2027, 144A(a)(c)(d)(e)	158,908
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(j)	41,554

		1,183,051

	Oil Field Services – 0.5%
1,045,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(b)	67,925
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042(c)(g)	2,700

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$1,400,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	$630,000
684,700	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	595,511
87,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	79,852

		1,375,988

	Packaging – 1.4%
1,300,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(f)	1,286,188
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,134,649
610,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	553,130
665,000	OI European Group BV, 4.000%, 3/15/2023, 144A	654,978

		3,628,945

	Pharmaceuticals – 3.8%
35,000	Bausch Health Americas, Inc., 8.500%, 1/31/2027, 144A	37,144
490,000	Bausch Health Americas, Inc., 9.250%, 4/01/2026, 144A	531,601
460,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	433,085
1,260,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,195,425
305,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	309,352
885,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	889,425
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	194,250
835,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	899,470
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	171,292
555,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	357,975
363,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.500%, 7/31/2027, 144A	383,945
390,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	399,263
136,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	139,563
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	160,679
425,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	379,474
3,730,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,133,200

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$295,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	$314,025

		9,929,168

	Property & Casualty Insurance – 0.1%
55,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	57,750
265,000	Ardonagh Midco 2 PLC, 11.500%, 1/15/2027, 144A	266,325

		324,075

	Refining – 0.5%
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	560,250
715,000	Parkland Corp., 6.000%, 4/01/2026, 144A	732,875

		1,293,125

	REITs - Hotels – 0.3%
380,000	Service Properties Trust, 4.750%, 10/01/2026	336,189
620,000	Service Properties Trust, 4.350%, 10/01/2024	558,808

		894,997

	REITs - Mortgage – 1.1%
525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	420,000
610,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	579,500
615,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	530,253
1,365,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,351,350

		2,881,103

	REITs - Regional Malls – 0.4%
1,225,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	1,035,125

	Restaurants – 0.6%
380,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	368,665
1,190,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,166,426
125,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	126,875

		1,661,966

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 1.5%
$91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	$88,270
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	96,525
120,000	AutoNation, Inc., 4.750%, 6/01/2030	130,028
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	479,150
185,000	L Brands, Inc., 5.250%, 2/01/2028	146,366
150,000	L Brands, Inc., 6.750%, 7/01/2036	123,000
995,000	L Brands, Inc., 6.875%, 11/01/2035	827,740
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	117,588
1,785,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	1,759,796
50,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	50,123
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	139,050

		3,957,636

	Supermarkets – 0.3%
755,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	772,463

	Technology – 4.7%
1,235,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	1,355,015
415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	415,000
550,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	560,483
2,320,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,089,624
400,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	386,280
11,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	11,000
545,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	543,692
65,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	68,514
1,390,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,351,775
325,000	MSCI, Inc., 3.625%, 9/01/2030, 144A	323,375
75,000	NCR Corp., 8.125%, 4/15/2025, 144A	79,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$1,535,000	Nokia OYJ, 4.375%, 6/12/2027	$1,621,912
515,000	Open Text Corp., 3.875%, 2/15/2028, 144A	495,600
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,752
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	127,075
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	130,000
205,000	PTC, Inc., 3.625%, 2/15/2025, 144A	203,462
290,000	PTC, Inc., 4.000%, 2/15/2028, 144A	287,135
1,010,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	929,200
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	219,382
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	68,494
20,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	19,881
130,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	136,601
140,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	142,050
605,000	Western Digital Corp., 4.750%, 2/15/2026	625,237

		12,211,039

	Treasuries – 0.9%
1,190,000	U.S. Treasury Note, 1.375%, 1/31/2022	1,212,499
1,160,000	U.S. Treasury Note, 1.375%, 1/31/2025	1,218,770

		2,431,269

	Wireless – 1.7%
1,940,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	2,144,263
615,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	627,288
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	778,231
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	201,040
600,000	Sprint Capital Corp., 6.875%, 11/15/2028	730,500

		4,481,322

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 0.5%
$30,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	$29,925
420,000	CenturyLink, Inc., 5.625%, 4/01/2025	434,280
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	212,164
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	108,700
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	184,450
165,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	167,189
275,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	259,875

		1,396,583
	Total Non-Convertible Bonds (Identified Cost $228,701,505)	227,803,361

Convertible Bonds – 3.7%

	Cable Satellite – 1.5%
960,000	DISH Network Corp., 2.375%, 3/15/2024	859,052
3,400,000	DISH Network Corp., 3.375%, 8/15/2026	3,123,290

		3,982,342

	Diversified Manufacturing – 0.3%
815,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	670,722

	Healthcare – 0.2%
685,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	623,966

	Independent Energy – 0.0%
805,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(b)(c)(g)	21,236

	Oil Field Services – 0.2%
375,000	Nabors Industries, Inc., 0.750%, 1/15/2024	135,180
720,000	Oil States International, Inc., 1.500%, 2/15/2023	361,181

		496,361

	Pharmaceuticals – 1.1%
410,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024, 144A	363,911
885,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,081,522
995,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,157,953

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued

	Pharmaceuticals – continued
$340,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	$279,863

		2,883,249

	Technology – 0.4%
430,000	Avaya Holdings Corp., 2.250%, 6/15/2023	352,798
700,000	CalAmp Corp., 2.000%, 8/01/2025	549,913

		902,711

	Total Convertible Bonds (Identified Cost $10,532,228)	9,580,587

	Total Bonds and Notes (Identified Cost $239,233,733)	237,383,948

Senior Loans – 0.0%

	Chemicals – 0.0%
97,361	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 1.930%, 4/03/2025(a) (Identified Cost $97,236)	91,641

Collateralized Loan Obligations – 0.3%
250,000	Ballyrock CLO Ltd., Series 2019-1A, Class C, 3-month LIBOR + 3.700%, 4.919%, 7/15/2032, 144A(a)	228,080
390,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 3.241%, 4/27/2027, 144A(a)	344,329
260,000	Symphony CLO XX Ltd., Series 2018-20A, Class D, 3-month LIBOR + 3.860%, 5.036%, 1/16/2032, 144A(a)	258,042

	Total Collateralized Loan Obligations (Identified Cost $799,263)	830,451

Shares
Preferred Stocks – 1.6%

	Banking – 0.1%
195	Bank of America Corp., Series L, 7.250%	261,729

	Food & Beverage – 1.5%
43,588	Bunge Ltd., 4.875%	3,888,049

	Midstream – 0.0%
641	Chesapeake Energy Corp., 5.750%(c)(d)(e)	—
13	Chesapeake Energy Corp., 5.750%, 144A(c)(d)(e)	—
90	Chesapeake Energy Corp., 5.750%(c)(d)(e)	—

		—

Principal Amount	Description	Value (†)
	Total Preferred Stocks (Identified Cost $4,951,311)	$4,149,778

Common Stocks – 0.3%

	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(h)	91,296

	Diversified Telecommunication Services – 0.2%
18,412	AT&T, Inc.	556,595

	Oil, Gas & Consumable Fuels – 0.0%
2,801	Battalion Oil Corp.(h)	26,610

	Total Common Stocks (Identified Cost $1,243,471)	674,501

Warrants – 0.0%
7,285	Stearns Holdings LLC, Expiration on 11/5/2039(c)(d)(e)(h) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 4.2%
$11,007,073	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $11,007,073 on 7/01/2020 collateralized by $9,949,000 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $11,227,278 including accrued interest(k) (Identified Cost $11,007,073)	11,007,073

	Total Investments – 97.5% (Identified Cost $257,332,087)	254,137,392
	Other assets less liabilities – 2.5%	6,422,966

	Net Assets – 100.0%	$260,560,358

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$781,334	0.3%	$160,174	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Illiquid security.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $160,174 or 0.1% of net assets.
(f)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2020, interest payments were made in cash.

(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $781,334 or 0.3% of net assets.
(h)	Non-income producing security.
(i)	Perpetual bond with no specified maturity date.
(j)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $134,563,100 or 51.6% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$9,168,281	$1,266	(a)	$9,169,547
Home Construction	—	3,441,602	—	(b)	3,441,602
Non-Agency Commercial Mortgage-Backed Securities	—	1,024,143	158,908	(a)	1,183,051
All Other Non-Convertible Bonds*	—	214,009,161	—		214,009,161

Total Non-Convertible Bonds	—	227,643,187	160,174		227,803,361

Convertible Bonds*	—	9,580,587	—		9,580,587

Total Bonds and Notes	—	237,223,774	160,174		237,383,948

Senior Loans*	—	91,641	—		91,641
Collateralized Loan Obligations	—	830,451	—		830,451
Preferred Stocks
Banking	261,729	—	—		261,729
Food & Beverage	—	3,888,049	—		3,888,049
Midstream	—	—	—	(b)	—

Total Preferred Stocks	261,729	3,888,049	—		4,149,778

Common Stocks
Chemicals	—	91,296	—		91,296
All Other Common Stocks*	583,205	—	—		583,205

Total Common Stocks	583,205	91,296	—		674,501

Warrants	—	—	—	(b)	—
Short-Term Investments	—	11,007,073	—		11,007,073

Total	$844,934	$253,132,284	$160,174		$254,137,392

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$35,640	$—	$(63,816)	$64,606	$20	$(35,184)	$—	$—	$1,266		$1,246
Home Construction	—	—	—	—	—	—	—	—	—	(a)	—
Non-Agency Commercial Mortgage-Backed Securities	89,787	—	—	(113,490)	—	—	272,398	(89,787)	158,908		(113,490)
Preferred Stocks
Midstream	260,608	—	—	(260,608)	—	—	—	—	—	(a)	(260,608)
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

Total	$386,035	$—	$(63,816)	$(309,492)	$20	$(35,184)	$272,398	$(89,787)	$160,174		$(372,852)

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

A debt security valued at $272,398 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $89,787 was transferred from Level 3 to Level 2 during the period ended June 30, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Industry Summary at June 30, 2020 (Unaudited)

Cable Satellite	9.3%
Independent Energy	5.8
Technology	5.1
Pharmaceuticals	4.9
Midstream	4.7
Food & Beverage	4.5
Metals & Mining	4.5
Healthcare	4.3
Automotive	4.3
Media Entertainment	4.2
Aerospace & Defense	4.1
Consumer Cyclical Services	4.1
Finance Companies	3.5
Gaming	2.8
Building Materials	2.1
Lodging	2.0
Financial Other	2.0
Other Investments, less than 2% each	20.8
Short-Term Investments	4.2
Collateralized Loan Obligations	0.3

Total Investments	97.5
Other assets less liabilities	2.5

Net Assets	100.0%